UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

 							Form 13F
																							FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
			          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sprott Asset Management Inc

Address: 200 Bay Street, Suite 2700
         Toronto, Ontario Canada
         M5J 2J1



Form 13F File Number: 28- 11504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal Nenadovic
Title:Chief Financial Officer
Phone:416-943-6721

Signature, Place, and Date of Signing:

 Neal Nenadovic     Toronto, Ontario, Canada    May 12, 2006


Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $ 897,559  (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.



                                                        FORM 13F  INFORMATION TABLE

Name Of Issuer                Title  Of    Cusip       Value       Shares  Sh/ Put/   Invstm   Other Voting Authority
                                Class               (x$1000)      Prn/Amt  Prn Call   Discrt    Mgrs      Sole ShareNone
Agnico-Eagle Mines Limited       Com     008474108     19,186      540,000  Sh        Sole              540,000
Aldila Inc.                    Com New   014384200      4,653      120,000  Sh        Sole              120,000
Allegheny Tech Incorp-New        Com     01741R102      1,786       25,000  Sh        Sole               25,000
Arch Coal Inc.                   Com     039380100     93,957    1,059,300  Sh        Sole            1,059,300
Banro Corp.                      Com     066800103     16,525    1,266,300  Sh        Sole            1,266,300
Bce Inc                          Com     05534B109         12          430  Sh        Sole                  430
Biocryst Pharmaceuticals         Com     09058V103        738       35,000  Sh        Sole               35,000
Carrizo Oil & Gas Inc.           Com     144577103      1,214       40,000  Sh        Sole               40,000
Cenveo, Inc.                     Com     15670S105        749       38,700  Sh        Sole               38,700
Ceradyne Inc Calif               Com     156710105        874       15,000  Sh        Sole               15,000
Crocs, Inc.                      Com     227046109         12          400  Sh        Sole                  400
Delta Petroleum Corp.          Com New   247907207    165,462    6,739,414  Sh        Sole            6,739,414
Desert Sun Mining Corp.          Com     25043V107        259       40,000  Sh        Sole               40,000
Eldorado Gold Corporation        Com     284902103      2,017      357,692  Sh        Sole              357,692
Encana Corporation               Com     292505104        927       17,000  Sh        Sole               17,000
Flexible Solutions Internatio    Com     33938T104      2,277      587,244  Sh        Sole              587,244
Fnx Mining Co. Inc.              Com     30253R101      6,500      500,000  Sh        Sole              500,000
Glencairn Gold Corporation       Com     377903109      4,688    7,685,000  Sh        Sole            7,685,000
Gmx Resources Inc.               Com     38011M108      2,187       50,000  Sh        Sole               50,000
Grey Wolf Inc.                   Com     397888108      1,232      141,800  Sh        Sole              141,800
Iamgold Corporation              Com     450913108     10,151    1,010,000  Sh        Sole            1,010,000
Ikanos Communications            Com     45173E105     18,210      791,000  Sh        Sole              791,000
Ima Exploration Inc.             Com     449664101     15,549    4,319,100  Sh        Sole            4,319,100
Intermagnetics General Corp.     Com     458771102      1,609       55,000  Sh        Sole               55,000
Kendle International Inc.        Com     48880L107        434       11,000  Sh        Sole               11,000
Memc Electronic Materials, In    Com     552715104      1,509       35,000  Sh        Sole               35,000
Meridian Gold Inc.               Com     589975101     20,700      600,000  Sh        Sole              600,000
Metallica Resources Inc.         Com     59125J104     13,604    3,551,900  Sh        Sole            3,551,900
Microsemi Corporation            Com     595137100      1,190       35,000  Sh        Sole               35,000
Miller Industries Inc.         Com New   600551204      6,910      232,000  Sh        Sole              232,000
Minco Mining & Metals Corp.      Com     60253L101     10,491    3,523,000  Sh        Sole            3,523,000
Minefinders Corporation Ltd.     Com     602900102     23,923    2,658,100  Sh        Sole            2,658,100
Monolithic Power System Inc.     Com     609839105      1,089       50,000  Sh        Sole               50,000
Netflix, Inc.                    Com     64110L106        474       14,000  Sh        Sole               14,000
Neurometrix, Inc.                Com     641255104      1,455       32,000  Sh        Sole               32,000
New Gold Inc.                    Com     644535106     22,351    2,060,000  Sh        Sole            2,060,000
Newmont Mining Corporation       Com     651639106     12,122      200,000  Sh        Sole              200,000
Nike Inc Cl-B                    Com     654106103      4,672       47,000  Sh        Sole               47,000
Northgate Minerals Corporatio    Com     666416102      8,654    3,079,600  Sh        Sole            3,079,600
Novagold Resources Inc.        Com New   66987E206     73,481    4,125,837  Sh        Sole            4,125,837
Novatel Inc.                     Com     669954109      1,507       35,000  Sh        Sole               35,000
Nutri/System Inc                 Com     67069D108      1,221       22,000  Sh        Sole               22,000
Nyse Group, Inc.                 Com     62949W103      1,388       15,000  Sh        Sole               15,000
Optimal Group Inc.             Cl A New  68388R208        764       45,000  Sh        Sole               45,000
Orezone Resources Inc.           Com     685921108     16,040    6,169,200  Sh        Sole            6,169,200
Pan American Silver Corp.        Com     697900108      7,378      250,000  Sh        Sole              250,000
Parallel Petroleum Corporatio    Com     699157103      3,232      150,000  Sh        Sole              150,000
Patterson-Uti Energy Inc.        Com     703481101      2,001       53,600  Sh        Sole               53,600
Petroquest Energy, Inc.          Com     716748108      1,179      100,000  Sh        Sole              100,000
Pioneer Drilling Co.             Com     723655106      3,838      200,000  Sh        Sole              200,000
Pw Eagle, Inc.                   Com     69366Y108      1,624       50,000  Sh        Sole               50,000
Queenstake Resources Ltd.        Com     748314101     47,581  101,235,200  Sh        Sole           101,235,200
Rambus Inc                       Com     750917106        919       20,000  Sh        Sole               20,000
Randgold Resources Limited       Adr     752344309      5,306      250,000  Sh        Sole              250,000
Relm Wireless Corporation        Com     759525108      1,396      122,700  Sh        Sole              122,700
Renovis, Inc.                    Com     759885106        249       10,000  Sh        Sole               10,000
Research In Motion Ltd.          Com     760975102      2,818       28,500  Sh        Sole               28,500
Richmont Mines Inc.              Com     76547T106      3,618      822,362  Sh        Sole              822,362
Rogers Communications Inc.       Cl B    775109200      3,056       68,600  Sh        Sole               68,600
Rubicon Minerals Corporation     Com     780911103      9,714    5,887,415  Sh        Sole            5,887,415
Silver Standard Res Inc          Com     82823L106     12,015      500,000  Sh        Sole              500,000
Silver Wheaton Corp.             Com     828336107     22,214    1,780,000  Sh        Sole            1,780,000
Southwestern Energy Co.          Com     845467109      7,520      200,000  Sh        Sole              200,000
Sunpower Corporation           Com Cl A  867652109        357        8,000  Sh        Sole                8,000
Superior Energy Services Inc.    Com     868157108      1,565       50,000  Sh        Sole               50,000
Sycamore Networks, Inc.          Com     871206108      3,047      555,000  Sh        Sole              555,000
Syneron Medical Ltd.           Ord Shs   M87245102     28,674      840,467  Sh        Sole              840,467
Talisman Energy Inc              Com     87425E103      1,240       20,000  Sh        Sole               20,000
The Westaim Corporation          Com     956909105        367       50,000  Sh        Sole               50,000
Titanium Metals Corporation    Com New   888339207        602       10,620  Sh        Sole               10,620
Tower Group, Inc.                Com     891777104      1,349       50,000  Sh        Sole               50,000
Ultra Petroleum Corp.            Com     903914109    109,815    1,508,900  Sh        Sole            1,508,900
Vaalco Energy Inc.             Com New   91851C201     12,578    1,617,000  Sh        Sole            1,617,000
Viropharma Inc.                  Com     928241108        223       15,000  Sh        Sole               15,000
Western Silver Corporation       Com     959531104      2,699      100,000  Sh        Sole              100,000
Yamana Gold Inc.                 Com     98462Y100      4,061      377,779  Sh        Sole              377,779
Ym Biosciences Inc               Com     984238105        571       88,700  Sh        Sole               88,700
